Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
3
. Property and Equipment

Property and equipment consisted of the following as of
December

31,
2016
and
2015:

(in thousands)	2016	2015
Furniture and equipment	$1,712	$1,585
Leasehold improvements	318	318
Total property and equipment	2,030	1,903
Less accumulated depreciation and amortization	(1,620)	(1,491)
Total property and equipment, net	$410	$412

Depreciation expense was
$141,000
and
$110,000
for the years ended
December
31,
2016
and
2015,
respectively.